Income taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income taxes

Note 10	Income taxes
The following table shows the significant components of income taxes deducted from net earnings from continuing operations.

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Current taxes
Current taxes	(776)	(761)
Uncertain tax positions	26	6
Change in estimate relating to prior periods	32	22
Previously unrecognized tax benefits	40	—
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(107)	(316)
Change in estimate relating to prior periods	(26)	(8)
Recognition and utilization of loss carryforwards	15	(106)
Effect of change in provincial corporate tax rate	9	25
Uncertain tax positions	(5)	9
Total income taxes	(792)	(1,129)
The following table reconciles the amount of reported income taxes in the income statements with income taxes calculated at a statutory income tax rate of 26.9% for 2020 and 27.0% for 2019.

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Net earnings from continuing operations	2,473	3,224
Add back income taxes	792	1,129
Earnings from continuing operations before income taxes	3,265	4,353
Applicable statutory tax rate	26.9%	27.0%
Income taxes computed at applicable statutory rates	(878)	(1,175)
Non-taxable portion of gains on investments	1	5
Uncertain tax positions	21	15
Effect of change in provincial corporate tax rate	9	25
Change in estimate relating to prior periods	6	14
Non-taxable portion of equity gains (losses)	2	(20)
Previously unrecognized tax benefits	47	5
Other	—	2
Total income taxes from continuing operations	(792)	(1,129)
Average effective tax rate	24.3%	25.9%
The following table shows aggregate current and deferred taxes relating to items recognized outside the income statements.

FOR THE YEAR ENDED DECEMBER 31	2020		2019
	OTHER COMPREHENSIVE INCOME	DEFICIT	OTHER COMPREHENSIVE INCOME	DEFICIT
Current taxes	—	14	3	4
Deferred taxes	(172)	(20)	(90)	13
Total income taxes (expense) recovery	(172)	(6)	(87)	17
The following table shows deferred taxes resulting from temporary differences between the carrying amounts of assets and liabilities recognized in the statements of financial position and their corresponding tax basis, as well as tax loss carryforwards.

NET DEFERRED TAX LIABILITY	NON- CAPITAL LOSS CARRY- FORWARDS	POST- EMPLOYMENT BENEFIT PLANS	INDEFINITE- LIFE INTANGIBLE ASSETS	PROPERTY, PLANT AND EQUIPMENT AND FINITE- LIFE INTANGIBLE ASSETS	CRTC TANGIBLE BENEFITS	OTHER	TOTAL
January 1, 2019	129	415	(1,763)	(1,642)	16	(199)	(3,044)
Income statement	(105)	3	—	(173)	(9)	(112)	(396)
Business acquisitions	5	—	—	(6)	—	(1)	(2)
Other comprehensive income	—	(54)	—	—	—	(36)	(90)
Deficit	—	—	—	—	—	13	13
Discontinued operations	—	—	—	(4)	—	—	(4)
Other	2	—	—	46	—	12	60
December 31, 2019	31	364	(1,763)	(1,779)	7	(323)	(3,463)
Income statement	13	5	46	(426)	(7)	255	(114)
Business acquisitions	25	—	—	—	—	1	26
Other comprehensive income	—	(184)	—	—	—	12	(172)
Deficit	—	—	—	—	—	(20)	(20)
Discontinued operations	—	—	—	30	—	—	30
Other	—	—	—	—	—	9	9
December 31,2020	69	185	(1,717)	(2,175)	—	(66)	(3,704)
At December 31, 2020, BCE had $357 million of non-capital loss carryforwards. We:
•recognized a deferred tax asset of $69 million for $263 million of the non-capital loss carryforwards. These non-capital loss carryforwards expire in varying annual amounts from 2025 to 2040.
•did not recognize a deferred tax asset for $94 million of non-capital loss carryforwards. This balance expires in varying annual amounts from 2024 to 2038.
At December 31, 2020, BCE had $64 million of unrecognized capital loss carryforwards which can be carried forward indefinitely.
At December 31, 2019, BCE had $215 million of non-capital loss carryforwards. We:
•recognized a deferred tax asset of $31 million for $122 million of the non-capital loss carryforwards. These non-capital loss carryforwards expire in varying annual amounts from 2024 to 2039.
•did not recognize a deferred tax asset for $93 million of non-capital loss carryforwards. This balance expires in varying annual amounts from 2023 to 2037.
At December 31, 2019, BCE had $734 million of unrecognized capital loss carryforwards which can be carried forward indefinitely.